Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.03%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–5.33%
Invesco Fundamental Alternatives Fund, Class R6	—	$55,481,334	$—	$(56,146,122)	$(86,227)	$751,015	$—	—	$—
Invesco Global Real Estate Income Fund, Class R6	2.09%	41,137,391	8,602,098	(5,101,264)	4,237,431	273,113	759,362	5,250,937	49,148,769
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.24%	58,974,029	20,551,881	(3,703,646)	185,537	63,446	—	8,322,893	76,071,247
Invesco Master Event-Linked Bond Fund, Class R6	—	15,761,053	404,733	(13,938,262)	9,923,768	(12,151,292)	387,141	—	—
Total Alternative Funds		171,353,807	29,558,712	(78,889,294)	14,260,509	(11,063,718)	1,146,503		125,220,016
Domestic Equity Funds–43.00%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.69%	170,699,286	38,749,390	(29,370,934)	22,408,118	1,727,937	—	5,083,739	204,213,797
Invesco Main Street Small Cap Fund, Class R6	8.24%	258,197,346	2,826,151	(104,507,372)	8,181,347	31,915,017	68,632	8,908,776	193,854,970
Invesco Russell 1000 Dynamic Multifactor ETF	7.27%	199,191,004	—	(59,460,338)	8,271,117	22,935,270	1,593,353	3,691,945	170,937,053
Invesco S&P 500® Low Volatility ETF	6.45%	148,248,427	3,768,269	(12,779,692)	11,119,127	1,239,688	1,927,730	2,491,713	151,595,819
Invesco S&P 500® Pure Growth ETF	4.75%	144,945,461	—	(54,672,651)	10,126,652	11,196,568	5,456	579,539	111,596,030
Invesco S&P SmallCap Low Volatility ETF	7.60%	237,391,613	—	(93,954,581)	13,610,661	21,697,587	1,735,145	3,794,211	178,745,280
Total Domestic Equity Funds		1,158,673,137	45,343,810	(354,745,568)	73,717,022	90,712,067	5,330,316		1,010,942,949
Fixed Income Funds–16.36%
Invesco 1-30 Laddered Treasury ETF	2.05%	—	49,265,911	(2,247,398)	1,155,749	48,400	293,496	1,328,448	48,222,662
Invesco Core Plus Bond Fund, Class R6	7.68%	181,242,686	9,434,286	(7,350,219)	(2,516,037)	(261,874)	2,953,376	16,034,532	180,548,842
Invesco Income Fund, Class R6(c)	1.80%	40,138,257	2,811,419	(1,460,303)	849,833	3,783	1,045,034	5,309,539	42,317,025
Invesco Taxable Municipal Bond ETF	3.81%	59,381,798	35,073,344	(4,367,734)	(300,195)	(64,779)	1,597,107	2,726,297	89,722,434
Invesco Variable Rate Investment Grade ETF(c)	1.02%	21,014,766	3,441,026	(627,297)	113,199	246	134,054	953,127	23,937,785
Total Fixed Income Funds		301,777,507	100,025,986	(16,052,951)	(697,451)	(274,224)	6,023,067		384,748,748
Foreign Equity Funds–34.03%
Invesco Emerging Markets All Cap Fund, Class R6	3.05%	54,636,628	24,529,400	(4,600,928)	(3,039,223)	100,803	—	1,735,563	71,626,680
Invesco Developing Markets Fund, Class R6	4.82%	55,872,773	76,098,122	(13,168,077)	(5,693,000)	258,877	—	2,191,123	113,368,695
Invesco Global Fund, Class R6	10.67%	261,395,966	—	(42,961,670)	21,599,567	10,903,132	—	1,920,387	250,936,995
Invesco Global Infrastructure Fund, Class R6	0.65%	15,580,513	200,170	(2,067,194)	1,327,811	266,126	200,170	1,256,767	15,307,426
Invesco International Select Equity Fund, Class R6(b)	2.99%	84,867,565	—	(4,009,552)	(11,535,744)	857,141	—	5,206,188	70,179,410
Invesco International Small-Mid Company Fund, Class R6	3.61%	86,485,210	6,683,919	(17,948,117)	5,878,411	3,749,297	—	1,395,768	84,848,720
Invesco RAFI™ Strategic Developed ex-US ETF	2.92%	76,742,374	—	(15,817,133)	3,875,786	3,762,363	1,679,433	2,296,931	68,563,390
Invesco S&P Emerging Markets Low Volatility ETF	2.32%	53,996,335	—	(4,923,257)	4,779,067	714,113	1,400,118	2,215,151	54,566,258
Invesco S&P International Developed Low Volatility ETF	3.00%	68,430,012	3,388,815	(2,805,640)	1,460,125	39,705	1,565,741	2,302,090	70,513,017
Total Foreign Equity Funds		758,007,376	110,900,426	(108,301,568)	18,652,800	20,651,557	4,845,462		799,910,591
Money Market Funds–0.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.11%	2,269,211	78,842,785	(78,578,146)	—	—	548	2,533,850	2,533,850
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.03%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.08%	$1,620,880	$56,316,274	$(56,127,424)	$—	$162	$247	1,809,169	$1,809,892
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.12%	2,593,385	90,106,040	(89,803,596)	—	—	222	2,895,829	2,895,829
Total Money Market Funds		6,483,476	225,265,099	(224,509,166)	—	162	1,017		7,239,571
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,782,360,041)	99.03%	2,396,295,303	511,094,033	(782,498,547)	105,932,880	100,025,844	17,346,365		2,328,061,875

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)(e)	—	—	18,323,325	(18,323,325)	—	—	60(f)	—	—
Invesco Private Prime Fund, 0.11%(d)(e)	—	—	41,520,259	(41,520,259)	—	—	255(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	59,843,584	(59,843,584)	—	—	315		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,782,360,041)	99.03%	$2,396,295,303	$570,937,617	$(842,342,131)	$105,932,880	$100,025,844(g)(h)	$17,346,680(g)		$2,328,061,875
OTHER ASSETS LESS LIABILITIES	0.97%								22,789,026
NET ASSETS	100.00%								$2,350,850,901
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$2,757,519

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	December-2021	$9,669,938	$(363,129)	$(363,129)
MSCI Emerging Markets Index	319	December-2021	19,867,320	(727,013)	(727,013)
Subtotal—Long Futures Contracts				(1,090,142)	(1,090,142)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Nikkei 225 Index	3	December-2021	$(794,106)	$13,410	$13,410
S&P/TSX 60 Index	1	December-2021	(188,868)	4,672	4,672
S&P/ASX 200 Index	4	December-2021	(527,247)	7,656	7,656
Stoxx Europe 600 Index	70	December-2021	(1,839,807)	47,889	47,889
Subtotal				73,627	73,627
Interest Rate Risk
U.S. Treasury 10 Year Notes	520	December-2021	(68,436,875)	718,609	718,609
Subtotal—Short Futures Contracts				792,236	792,236
Total Futures Contracts				$(297,906)	$(297,906)

(a)	Futures contracts collateralized by $14,730,671 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2021	Bank of America, N.A.	AUD	7,060,000	USD	5,206,750	$101,043
12/15/2021	Bank of America, N.A.	HUF	480,754,712	USD	1,620,012	74,444
12/15/2021	Bank of America, N.A.	PHP	319,070,000	USD	6,347,126	155,240
12/15/2021	Bank of America, N.A.	SEK	51,130,000	USD	5,953,240	108,938
12/15/2021	Bank of America, N.A.	USD	8,926,506	RUB	659,950,000	32,972
12/15/2021	Barclays Bank PLC	CNY	20,960,000	USD	3,235,796	3,766
12/15/2021	Barclays Bank PLC	CZK	146,450,000	USD	6,838,186	159,721
12/15/2021	Barclays Bank PLC	TWD	23,075,000	USD	837,598	4,794
10/04/2021	Citibank, N.A.	BRL	8,820,000	USD	1,621,502	1,891
12/15/2021	Citibank, N.A.	AUD	1,330,000	USD	982,021	20,182
12/15/2021	Citibank, N.A.	GBP	3,270,000	USD	4,526,220	119,772
12/15/2021	Citibank, N.A.	HUF	1,589,245,288	USD	5,353,157	243,928
12/15/2021	Citibank, N.A.	KRW	1,146,000,000	USD	978,709	12,062
10/04/2021	Goldman Sachs International	BRL	9,060,000	USD	1,711,727	48,044
12/15/2021	Goldman Sachs International	INR	18,000,000	USD	242,414	1,871
12/15/2021	Goldman Sachs International	KRW	6,321,000,000	USD	5,379,575	47,833
10/04/2021	Morgan Stanley and Co. International PLC	BRL	38,240,000	USD	7,030,187	8,198
12/15/2021	Morgan Stanley and Co. International PLC	CHF	4,455,000	USD	4,872,065	83,019
12/15/2021	Morgan Stanley and Co. International PLC	GBP	885,000	USD	1,226,093	33,522
12/15/2021	Morgan Stanley and Co. International PLC	JPY	91,189,385	USD	831,813	11,961
12/15/2021	Morgan Stanley and Co. International PLC	NZD	9,280,000	USD	6,602,850	199,914
12/15/2021	Morgan Stanley and Co. International PLC	SEK	4,215,000	USD	490,694	8,907
12/15/2021	Morgan Stanley and Co. International PLC	ZAR	13,870,000	USD	968,188	56,139
12/15/2021	Standard Chartered Bank PLC	THB	225,000,000	USD	6,867,084	219,901
12/15/2021	UBS AG	CAD	930,000	USD	735,934	1,695
12/15/2021	UBS AG	EUR	2,500,000	USD	2,963,155	62,994
12/15/2021	UBS AG	HKD	1,905,000	USD	244,979	223
12/15/2021	UBS AG	JPY	178,810,615	USD	1,630,842	23,220
12/15/2021	UBS AG	USD	4,866,067	CNY	31,615,000	8,964
Subtotal—Appreciation						1,855,158
Currency Risk
12/15/2021	Bank of America, N.A.	USD	7,478,076	IDR	107,445,000,000	(35,510)
12/15/2021	BNP Paribas S.A.	USD	8,658,688	CAD	10,947,000	(15,986)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2021	BNP Paribas S.A.	USD	467,121	DKK	2,930,000	$(10,098)
12/15/2021	BNP Paribas S.A.	USD	6,872,470	TRY	60,620,000	(315,286)
10/04/2021	Citibank, N.A.	USD	1,659,527	BRL	8,820,000	(39,916)
12/15/2021	Citibank, N.A.	RUB	142,940,000	USD	1,928,259	(12,294)
12/15/2021	Citibank, N.A.	USD	12,574	CLP	10,000,000	(321)
12/15/2021	Citibank, N.A.	USD	213,525	MXN	4,310,000	(6,874)
12/15/2021	Deutsche Bank AG	USD	7,647,968	INR	566,810,000	(73,372)
10/04/2021	Goldman Sachs International	USD	1,665,625	BRL	9,060,000	(1,942)
12/15/2021	Goldman Sachs International	USD	6,777,106	NOK	58,710,000	(65,027)
12/15/2021	Goldman Sachs International	USD	156,991	THB	5,145,000	(4,992)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	11,700,971	JPY	1,282,740,000	(168,314)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	1,477,582	TWD	40,700,000	(8,670)
10/04/2021	Morgan Stanley and Co. International PLC	USD	7,628,015	BRL	38,240,000	(606,025)
12/15/2021	Morgan Stanley and Co. International PLC	COP	179,000,000	USD	46,505	(278)
12/15/2021	Morgan Stanley and Co. International PLC	USD	12,897,843	EUR	10,883,000	(272,863)
12/15/2021	Morgan Stanley and Co. International PLC	USD	222,918	MYR	925,000	(2,848)
12/15/2021	Morgan Stanley and Co. International PLC	USD	1,176,297	ZAR	16,860,000	(67,635)
12/15/2021	Standard Chartered Bank PLC	USD	480,934	HKD	3,740,000	(414)
12/15/2021	Standard Chartered Bank PLC	USD	7,229,020	SGD	9,709,000	(79,585)
Subtotal—Depreciation						(1,788,250)
Total Forward Foreign Currency Contracts						$66,908

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00%	Quarterly	06/20/2026	1.721%	USD	23,000,000	$2,204,329	$2,096,381	$(107,948)
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	1.00	Quarterly	06/20/2026	1.721	USD	47,300,000	(1,188,557)	(1,531,101)	(342,544)
Total Centrally Cleared Credit Default Swap Agreements								$1,015,772	$565,280	$(450,492)

(a)	Centrally cleared swap agreements collateralized by $7,648,767 cash held with J.P. Morgan Chase Bank, N.A..
(b)	Implied credit spreads represent the current level, as of September 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,320,822,304	$—	$—	$2,320,822,304
Money Market Funds	7,239,571	—	—	7,239,571
Total Investments in Securities	2,328,061,875	—	—	2,328,061,875
Other Investments - Assets*
Futures Contracts	792,236	—	—	792,236
Forward Foreign Currency Contracts	—	1,855,158	—	1,855,158
	792,236	1,855,158	—	2,647,394
Other Investments - Liabilities*
Futures Contracts	(1,090,142)	—	—	(1,090,142)
Forward Foreign Currency Contracts	—	(1,788,250)	—	(1,788,250)
Swap Agreements	—	(450,492)	—	(450,492)
	(1,090,142)	(2,238,742)	—	(3,328,884)
Total Other Investments	(297,906)	(383,584)	—	(681,490)
Total Investments	$2,327,763,969	$(383,584)	$—	$2,327,380,385

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund